CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flow from operating activities:
Net income	$ 27,918	$ 52,904	$ 51,630
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	14,882	9,823	1,125
Inventory write-down	10,065	7,232	11,037
Share-based compensation	3,365	3,211	3,881
Deferred income taxes	71	112	118
Interest income from recourse loans	(21)	(13)
Impairment of long-term investment	0	48	0
Changes in operating assets and liabilities
Accounts receivable	(9,799)	(261)	(20,700)
Inventories	(12,989)	(23,144)	(11,638)
Prepaid expenses, other current and long-term assets	(6,570)	(6,400)	(3,500)
Accounts payable	(17,915)	12,520	12,019
Accrued expenses and other current liabilities	1,851	3,126	15,319
Deferred revenue	(2,381)	(10)	3,929
Net cash provided by operating activities	8,477	59,148	63,220
Cash flow from investing activities:
Maturity of short-term investments	446,185	356,806	63,901
Purchase of short-term investments	(401,960)	(323,584)	(132,696)
Purchase of property and equipment	(4,055)	(6,822)	(4,390)
Purchase of intangible assets	(7,146)	(11,350)
Proceeds from disposal of property and equipment			15
Payment of other long-term assets	(1,870)	(3,059)	(7,810)
Payment of the deposit fee for the acquisition of Coolsand's business, which primarily includes its baseband intellectual property (Note 8)		(6,000)	(2,220)
Long term investment			(48)
Changes in restricted cash	(51,183)
Net cash used in investing activities	(20,029)	5,991	(83,248)
Cash flow from financing activities:
Proceeds from repayment of recourse loans	1,281	26
Issuance of recourse loans	(950)	(1,048)	(509)
Proceeds from issuance of ordinary shares	876
Proceeds from issuance of shares upon exercise of stock options	1,025	1,269	261
Repurchase shares	(3,683)	(1,394)	(12,835)
Payment of dividend	(4,651)	(55,559)
Net cash provided/(used in) by financing activities	(6,102)	(56,706)	(13,083)
Effect of foreign exchange rate changes on cash and cash equivalents	(1,171)	480	369
Net increase/(decrease) in cash and cash equivalents	(18,825)	8,913	(32,742)
Cash and cash equivalents-beginning of year	75,091	66,178	98,920
Cash and cash equivalents-end of year	56,266	75,091	66,178
Supplemental disclosure of cash flow information
Cash paid for income taxes	3,584	6,244	4,336
Supplemental disclosure of Non-cash Investing and Financing Activities
Offset of the accounts receivable from Coolsand against a portion of the consideration payable to Coolsand in the IP acquisition (Note 8)		11,955
Settlement of a portion of consideration payable to Coolsand in the IP acquisition by means of issuance of ordinary shares (Note 8)		25,825
Payable related to purchase of intangible assets		$ 6,489